UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07080

Name of Fund: BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
MuniYield Michigan Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan — 139.2%
Corporate — 11.1%
Delta County EDC, Refunding RB, Mead
Westvaco-Escanaba, Series B, AMT,
6.45%, 4/15/12 (a)	$ 1,500	$ 1,585,500
Dickinson County EDC Michigan,
Refunding RB, International Paper Co.
Project, Series A, 5.75%, 6/01/16	3,900	3,944,499
Michigan Strategic Fund, Refunding RB,
Detroit Edison Co. Project, Series A,
AMT (NPFGC), 5.55%, 9/01/29	10,250	10,251,025
Monroe County EDC Michigan,
Refunding RB, Detroit Edison Co.
Project, Series AA (NPFGC), 6.95%,
9/01/22	10,695	12,921,806
		28,702,830
County/City/Special District/School District — 45.8%
Adrian City School District Michigan, GO
(AGM) (a):
5.00%, 5/01/14	2,000	2,240,080
5.00%, 5/01/14	1,600	1,792,064
Avondale School District Michigan, GO
(AGC):
4.00%, 5/01/20	1,000	990,820
4.30%, 5/01/22	400	400,348
Bay City School District Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/36	6,735	6,621,717
Birmingham City School District
Michigan, GO, School Building & Site
(AGM), 5.00%, 11/01/33	1,000	1,003,180
Charter Township of Canton Michigan,
GO, Capital Improvement (AGM):
5.00%, 4/01/25	1,840	1,892,882
5.00%, 4/01/26	2,000	2,044,100
5.00%, 4/01/27	500	513,375
City of Oak Park Michigan, GO, Street
Improvement (NPFGC), 5.00%,
5/01/30	500	505,955
County of Genesee Michigan, GO,
Refunding, Series A (NPFGC), 5.00%,
5/01/19	600	631,140
County of Genesee Michigan, GO, Water
Supply System (NPFGC), 5.13%,
11/01/33	1,000	984,900

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
County/City/Special District/School
District (continued)
County of Wayne Michigan, GO (NPFGC):
Airport Hotel, Detroit Metropolitan
Airport, Series A, 5.00%, 12/01/30	$1,750	$ 1,559,092
Building Authority, Capital
Improvement, Series A, 5.25%,
6/01/16	1,000	1,003,620
Dearborn Brownfield Redevelopment
Authority, GO, Limited Tax,
Redevelopment, Series A (AGC),
5.50%, 5/01/39	3,300	3,334,023
Detroit City School District Michigan, GO,
Refunding, School Building & Site
Improvement, Series A (AGM), 5.00%,
5/01/21	3,000	3,014,790
Detroit City School District Michigan, GO,
School Building & Site Improvement
(FGIC):
Series A, 5.38%, 5/01/13 (a)	1,300	1,420,471
Series B, 5.00%, 5/01/28	3,100	2,956,532
Eaton Rapids Public Schools Michigan,
GO, School Building & Site (AGM):
5.25%, 5/01/20	1,325	1,423,288
5.25%, 5/01/21	1,675	1,776,287
Gibraltar School District Michigan, GO,
School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	2,940	3,292,918
(NPFGC), 5.00%, 5/01/28	710	715,708
Grand Blanc Community Schools
Michigan, GO (NPFGC), 5.63%,
5/01/20	1,100	1,121,472
Grand Rapids Building Authority
Michigan, RB, Series A (AMBAC) (a):
5.50%, 10/01/12	435	466,042
5.50%, 10/01/12	600	642,816
Grand Rapids Public Schools Michigan,
GO, School Building & Site (AGM),
4.13%, 5/01/11	500	500,100
Gull Lake Community School District,
GO, Refunding (AGM), 4.00%,
5/01/26	995	933,887

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
ACA	ACA Financial Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.
AGC	Assured Guaranty Corp.	GAN	Grant Anticipation Notes
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HDA	Housing Development Authority
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
CAB	Capital Appreciation Bonds	Q-SBLF	Qualified School Bond Loan Fund
COP	Certificates of Participation	RB	Revenue Bonds
EDC	Economic Development Corp.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2011	1

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
County/City/Special District/School
District (continued)
Gull Lake Community School District
Michigan, GO, School Building & Site
(AGM) (a):
5.00%, 5/01/14	$ 2,000	$ 2,244,520
5.00%, 5/01/14	3,625	4,068,192
Harper Creek Community School District
Michigan, GO, Refunding (AGM),
5.00%, 5/01/22	1,125	1,187,404
Harper Woods School District Michigan,
GO, Refunding, School Building & Site:
(FGIC), 5.00%, 5/01/14 (a)	4,345	4,859,709
(NPFGC), 5.00%, 5/01/34	430	427,093
Jenison Public Schools Michigan, GO,
Building and Site (NPFGC), 5.50%,
5/01/12 (a)	1,575	1,656,254
L'Anse Creuse Public Schools Michigan,
GO, School Building & Site (AGM):
5.00%, 5/01/12	650	678,275
5.00%, 5/01/24	1,000	1,040,810
5.00%, 5/01/25	1,525	1,571,558
5.00%, 5/01/26	1,600	1,609,792
5.00%, 5/01/35	3,000	2,962,830
Lansing Building Authority Michigan, GO,
Series A (NPFGC), 5.38%, 6/01/13 (a)	1,510	1,659,007
Lincoln Consolidated School District
Michigan, GO, Refunding (NPFGC),
4.63%, 5/01/28	5,500	5,357,770
Livonia Public Schools School District
Michigan, GO, Refunding, Series A
(NPFGC), 5.00%, 5/01/24	1,000	1,008,870
Michigan State Building Authority,
Facilities, Series I:
5.50%, 10/15/11 (a)	145	148,386
5.50%, 10/15/18	2,355	2,393,646
Michigan State Building Authority, RB,
Facilities Program, Series H (AGM),
5.00%, 10/15/26	4,500	4,552,515
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I (AGM), 5.50%, 10/15/11	12,175	12,433,719
Montrose Community Schools, GO
(NPFGC), 6.20%, 5/01/17	1,000	1,176,590
New Haven Community Schools
Michigan, GO, Refunding, School
Building & Site (AGM), 5.00%,
5/01/23	1,500	1,555,305
Orchard View Schools Michigan, GO,
School Building & Site (NPFGC),
5.00%, 11/01/13 (a)	5,320	5,889,985
Pennfield School District Michigan, GO,
School Building & Site (a):
(FGIC), 5.00%, 5/01/14	765	855,622
(NPFGC), 5.00%, 5/01/14	605	676,668
Reed City Public Schools Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/14 (a)	1,425	1,599,220
Rochester Community School District,
GO (NPFGC), 5.00%, 5/01/19	435	474,072

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
County/City/Special District/School
District (concluded)
Southfield Public Schools Michigan, GO,
School Building & Site, Series B
(AGM), 5.00%, 5/01/14 (a)	$ 3,500	$ 3,923,465
Thornapple Kellogg School District
Michigan, GO, School Building & Site
(NPFGC), 5.00%, 5/01/32	2,500	2,493,550
Van Dyke Public Schools Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/28	1,250	1,271,413
West Bloomfield School District
Michigan, GO, Refunding (NPFGC):
5.50%, 5/01/17	1,710	1,762,753
5.50%, 5/01/18	1,225	1,257,230
Zeeland Public Schools Michigan, GO,
School Building & Site (NPFGC),
5.00%, 5/01/29	1,600	1,611,520
		118,189,350
Education — 8.6%
Eastern Michigan University, Refunding
RB, General (AMBAC), 6.00%,
6/01/20	435	436,653
Fraser Public School District, GO, School
Building & Site (AGM), 5.00%,
5/01/25	2,000	2,042,500
Goodrich Area School District, GO,
School Building & Site (Q-SBLF) (b):
5.50%, 5/01/32	600	613,434
5.50%, 5/01/36	1,200	1,201,824
5.50%, 5/01/41	1,575	1,582,214
Grand Valley State University Michigan,
RB, General (NPFGC), 5.50%,
2/01/18	2,070	2,268,099
Michigan Higher Education Facilities
Authority, RB, Limited Obligation,
Hillsdale College Project, 5.00%,
3/01/35	1,875	1,669,125
Michigan Higher Education Facilities
Authority, Refunding RB, Limited
Obligation, Creative Studies (a):
5.85%, 6/01/12	1,235	1,305,617
5.90%, 6/01/12	1,145	1,211,089
Michigan Higher Education Student
Loan Authority, RB, Student Loan,
Series XVII-Q, AMT (AMBAC), 5.00%,
3/01/31	3,000	2,973,720
Michigan State University, Refunding
RB, General, Series C, 5.00%,
2/15/40	4,700	4,699,671
Saginaw Valley State University
Michigan, Refunding RB, General
(NPFGC), 5.00%, 7/01/24	2,100	2,109,324
		22,113,270
Health — 19.5%
Dickinson County Healthcare System,
Refunding RB, Series A (ACA), 5.80%,
11/01/24	3,100	3,119,840

2 BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2011

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
Health (concluded)
Flint Hospital Building Authority
Michigan, Refunding RB, Hurley
Medical Center (ACA):
6.00%, 7/01/20	$ 1,205	$ 1,136,737
Series A, 5.38%, 7/01/20	615	555,031
Kalamazoo Hospital Finance Authority,
RB, Bronson Methodist Hospital
(AGM), 5.25%, 5/15/36	4,750	4,424,767
Kent Hospital Finance Authority
Michigan, RB, Spectrum Health,
Series A (NPFGC), 5.50%, 7/15/11 (a)	3,000	3,062,340
Kent Hospital Finance Authority
Michigan, Refunding RB, Butterworth,
Series A (NPFGC), 7.25%, 1/15/13 (c)	1,170	1,235,391
Michigan State Hospital Finance
Authority, RB:
Ascension Health Senior Credit
Group, 5.00%, 11/15/25	3,700	3,753,872
Hospital, MidMichigan Obligation
Group, Series A (AMBAC), 5.50%,
4/15/18	2,530	2,564,206
McLaren Health Care, Series C,
5.00%, 8/01/35	1,000	912,190
MidMichigan Obligation Group,
Series A, 5.00%, 4/15/36	3,750	3,207,525
Michigan State Hospital Finance
Authority, Refunding RB:
Henry Ford Health System, Series A,
5.25%, 11/15/46	2,500	2,085,900
Hospital, Crittenton, Series A,
5.63%, 3/01/27	2,050	1,986,163
Hospital, Oakwood Obligation
Group, Series A, 5.00%, 7/15/21	600	601,830
Hospital, Oakwood Obligation
Group, Series A, 5.00%, 7/15/25	3,260	3,084,742
Hospital, Oakwood Obligation
Group, Series A, 5.00%, 7/15/37	630	536,943
Hospital, Sparrow Obligated, 5.00%,
11/15/31	3,100	2,733,270
McLaren Health Care, 5.75%,
5/15/38	4,500	4,510,170
Trinity Health Credit, Series A,
6.25%, 12/01/28	930	985,754
Trinity Health Credit, Series A,
6.50%, 12/01/33	1,000	1,056,220
Trinity Health Credit, Series C,
5.38%, 12/01/23	1,000	1,010,170
Trinity Health Credit, Series C,
5.38%, 12/01/30	3,755	3,650,724
Trinity Health Credit, Series D,
5.00%, 8/15/34	3,100	2,825,557
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	1,000	1,133,770
		50,173,112
Housing — 7.4%
Michigan State HDA, RB:
Deaconess Tower AMT (Ginnie
Mae), 5.25%, 2/20/48	1,000	945,010
Series A, 4.75%, 12/01/25	4,400	4,147,528

	Par
Municipal Bonds	(000)	Value
Michigan (continued)
Housing (concluded)
Michigan State HDA, RB (concluded):
Series A, 6.00%, 10/01/45	$ 6,990	$7,049,904
Series A AMT (NPFGC), 5.30%,
10/01/37	130	126,394
Williams Pavilion AMT (Ginnie Mae),
4.75%, 4/20/37	3,850	3,517,668
Michigan State HDA, Refunding RB,
Series A, 6.05%, 10/01/41	3,260	3,283,537
		19,070,041
State — 10.9%
Michigan Municipal Bond Authority, RB,
Local Government Loan Program,
Group A (AMBAC), 5.50%, 11/01/20	1,065	1,063,285
Michigan Municipal Bond Authority,
Refunding RB, Local Government,
Charter County Wayne, Series B
(AGC):
5.00%, 11/01/14	2,400	2,621,544
5.00%, 11/01/15	1,500	1,642,170
5.00%, 11/01/16	500	554,980
5.38%, 11/01/24	125	133,588
Michigan State Building Authority,
Refunding RB:
Facilities Program, Series I, 6.25%,
10/15/38	3,900	4,118,400
Facilities Program, Series I (AGC),
5.25%, 10/15/24	4,000	4,182,160
Facilities Program, Series I (AGC),
5.25%, 10/15/25	2,000	2,063,620
Facilities Program, Series I (AGC),
5.25%, 10/15/26	600	614,808
Facilities Program, Series II
(NPFGC), 5.00%, 10/15/29	3,500	3,500,735
State of Michigan, COP (AMBAC), 5.54%,
6/01/22 (c)(d)	3,000	2,004,600
State of Michigan, RB, GAN (AGM),
5.25%, 9/15/27	5,250	5,457,060
		27,956,950
Transportation — 13.4%
Sturgis Building Authority, RB, Sturgis
Hospital Project (NPFGC), 4.75%,
10/01/34	475	437,774
Wayne County Airport Authority, RB,
Detroit Metropolitan Wayne County
Airport, AMT (NPFGC):
5.25%, 12/01/25	7,525	7,271,709
5.25%, 12/01/26	6,300	6,009,381
5.00%, 12/01/34	9,160	7,716,750
Wayne County Airport Authority,
Refunding RB, AMT (AGC):
5.75%, 12/01/25	4,000	4,038,920
5.75%, 12/01/26	1,000	1,002,990
5.38%, 12/01/32	8,700	8,008,698
		34,486,222
Utilities — 22.5%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM),
7.00%, 7/01/36	3,000	3,361,890
Second Lien, Series B (NPFGC),
5.00%, 7/01/13 (a)	1,550	1,690,244

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2011	3

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Michigan (concluded)
Utilities (concluded)
City of Detroit Michigan, RB (concluded):
Second Lien, Series B (NPFGC),
5.00%, 7/01/34	$ 2,420	$ 2,078,466
Senior Lien, Series A (AGM), 5.00%,
7/01/25	4,000	3,850,320
Senior Lien, Series A (FGIC), 5.75%,
7/01/11 (a)	5,250	5,348,228
Senior Lien, Series A (NPFGC),
5.00%, 7/01/34	6,900	5,926,203
Series B (NPFGC), 5.25%,
7/01/13 (a)	11,790	12,920,189
City of Detroit Michigan, Refunding RB:
Second Lien, Series C (AGM),
5.00%, 7/01/29	10,570	9,671,444
(FGIC), 6.25%, 7/01/12 (c)	525	542,740
City of Grand Rapids Michigan, RB
(NPFGC), 5.00%, 1/01/34	11,385	11,407,315
Michigan Municipal Bond Authority, RB,
Clean Water Revolving-Pooled, 5.00%,
10/01/27	1,240	1,323,464
		58,120,503
Total Municipal Bonds in Michigan		358,812,278
Guam — 1.1%
County/City/Special District/School District — 0.5%
Territory of Guam, RB, Section 30,
Series A, 5.63%, 12/01/29	1,400	1,359,876
Utilities — 0.6%
Guam Power Authority, Refunding RB,
Series A (AGM), 5.00%, 10/01/37	1,565	1,410,362
Total Municipal Bonds in Guam		2,770,238
Puerto Rico — 5.8%
County/City/Special District/School District — 1.9%
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, First Sub-Series C
(AGM), 5.13%, 8/01/42	5,100	4,830,159
Housing — 0.8%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	2,000	2,008,020
State — 2.1%
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/27	2,100	2,145,129
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A
(NPFGC) (d):
5.18%, 8/01/43	12,500	1,451,875
4.99%, 8/01/46	20,000	1,852,200
		5,449,204
Transportation — 1.0%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGC), 5.50%, 7/01/31	2,750	2,733,198
Total Municipal Bonds in Puerto Rico		15,020,581
Total Municipal Bonds – 146.1%		376,603,097

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (e)	(000)	Value
Michigan — 12.0%
Corporate — 4.7%
Wayne State University, Refunding RB,
General (AGM), 5.00%, 11/15/35	$ 12,210	$ 12,107,314
County/City/Special District/School District — 2.6%
Lakewood Public Schools Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/37	6,470	6,673,611
Education — 4.7%
Portage Public Schools Michigan, GO,
School Building & Site (AGM), 5.00%,
5/01/31	4,650	4,663,624
Saginaw Valley State University,
Refunding RB, General (AGM), 5.00%,
7/01/31	7,500	7,544,400
		12,208,024
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 12.0%		30,988,949
Total Long-Term Investments
(Cost – $409,308,247) – 158.1%		407,592,046
Short-Term Securities
BIF Michigan Municipal Money Fund
0.00% (f)(g)	7,713,140	7,713,140
Total Short-Term Securities
(Cost – $7,713,140) – 3.0%		7,713,140
Total Investments
(Cost – $417,021,387*) – 161.1%		415,305,186
Other Assets Less Liabilities – 1.3%		3,353,596
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (6.3)%		(16,211,291)
Preferred Shares, at Redemption Value – (56.1)%		(144,612,547)
Net Assets Applicable to Common Shares – 100.0%		$ 257,834,944

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 401,061,276
Gross unrealized appreciation	$ 11,432,529
Gross unrealized depreciation	(13,378,619)
Net unrealized depreciation	$ (1,946,090)

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
Stifel Nicolaus & Co., Inc.	$ 3,397,472	$ 41,975

(c) Security is collateralized by Municipal or US Treasury obligations.

4 BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2011

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
Schedule of Investments (continued)

(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(f) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:

	Shares		Shares
	Held at		Held at
	July 31,	Net	April 30,
Affiliate	2010	Activity	2011	Income
BIF Michigan
Municipal
Money Fund	1,734,583	5,978,557	7,713,140	–

(g) Represents the current yield as of report date.

•	Financial futures contracts sold as of April 30, 2011 were as follows:
					Notional	Unrealized
	Contracts	Issue	Exchange	Expiration	Value	Depreciation
	96	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$ 11,377,318	$ (252,182)

• For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments.
These inputs are summarized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2011	5

BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)
Schedule of Investments (concluded)

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$ 407,592,046	—	$ 407,592,046
Short-Term
Securities	$ 7,713,140	—	—	7,713,140
Total	$ 7,713,140	$ 407,592,046	—	$ 415,305,186
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate
contracts	$ (252,182)	—	—	$ (252,182)
[2]Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6 BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.	APRIL 30, 2011

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Michigan Quality Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 24, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Michigan Quality Fund, Inc.

Date: June 24, 2011